united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

ITEM 1. REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Day Hagan Tactical Allocation Fund of ETFs

Day Hagan Tactical Dividend Fund

December 31, 2014

Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

1-877-329-4246

Day Hagan Tactical Allocation Fund of ETFs

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the six months ended December 31, 2014, as compared to its benchmarks:

	6 Month Return	1 Year Return	3 Year Return	Since Inception****
Day Hagan Tactical Allocation Fund Class A	0.83%	2.38%	8.49%	6.17%
Day Hagan Tactical Allocation Fund Class A with load	(5.00)%	(3.55)%	6.38%	4.96%
Day Hagan Tactical Allocation Fund Class C	0.40%	1.55%	7.66%	5.36%
Day Hagan Tactical Allocation Fund Class I	N/A	NA	NA	0.41%
MSCI World Index**	(1.94%)	2.93%	13.07%	8.79%
Russell 3000***	5.25%	12.56%	20.51%	16.95%
Day Hagan Tactical Allocation Blended Index *****	(0.28)%	4.06%	8.28%	6.79%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.91% for Class A shares, 2.66% for Class C shares and 1.66% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The MSCI World Index is an unmanaged, free float-adjusted market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure equity market performance in global developed and emerging markets.

***	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

****	Inception date is October 30, 2009 for Class A and Class C. Inception date for Class I is July 1, 2014. Since Inception returns for all benchmarks assumes inception of October 30, 2009.

*****	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

Holdings by Industry on December 31, 2014	% of Net Assets
Equity Funds	64.2%
Debt Funds	27.7%
Other / Cash & Cash Equivalents	8.1%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

1

Day Hagan Tactical Dividend Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2014

The Fund’s performance figures* for the period ended December 31, 2014, as compared to its benchmarks:

Since Inception***
Day Hagan Tactical Dividend Fund Class A	6.57%
Day Hagan Tactical Dividend Fund Class A with load	0.44%
Day Hagan Tactical Dividend Fund Class C	6.18%
Day Hagan Tactical Dividend Fund Class I	6.76%
Russell 3000**	4.49%
Day Hagan Tactical Allocation Blended Index ****	(0.28)%

*	The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains, if any, and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance figures for periods greater than 1 year are annualized. The Fund’s total annual operating expenses are 2.20% for Class A shares, 2.95% for Class C shares and 1.95% for Class I shares per the latest prospectus. For performance information current to the most recent month-end, please call toll-free 1-877-329-4246.

**	The Russell 3000 Total Return Index measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market.

***	Inception date is July 1, 2014.

****	The Day Hagan Tactical Allocation Blended Index reflects an unmanaged portfolio of 55% of the Russell 3000 Total Return Index, 40% of the Barclays Capital U.S. Aggregate Index and a 5% cash component.

Holdings by Industry on December 31, 2014	% of Net Assets
Retail	22.6%
Oil & Gas	10.0%
Transportation	10.0%
Telecommunications	8.9%
Beverages	7.3%
Computers	5.0%
Healthcare-Products	4.9%
Semiconductors	3.0%
Pharmaceuticals	2.5%
Software	2.5%
Food	2.4%
Healthcare-Services	2.4%
Diversified Financial Services	2.3%
Other / Cash & Cash Equivalents	16.20%
100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

2

Day Hagan Tactical Allocation Fund of ETFs

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value

	EXCHANGE-TRADED FUNDS - 91.9%
	DEBT FUNDS - 27.7%
58,706	iShares Core U.S. Aggregate Bond ETF	$6,464,705
220,000	SPDR Barclays 1-3 Month T-Bill ETF* (a)	10,062,800
		16,527,505
	EQUITY FUNDS - 64.2%
100,000	iShares MSCI Emerging Markets ETF	3,929,000
56,262	iShares Russell 1000 Growth ETF	5,379,210
82,002	iShares Russell 1000 Value ETF (a)	8,561,009
6,104	iShares Russell 2000 Growth ETF	869,087
50,322	iShares Russell 2000 Value ETF (a)	5,116,741
20,800	iShares Russell Mid-Cap Growth ETF (a)	1,939,184
22,073	Powershares QQQ Trust Series I	2,279,037
8,100	SPDR S&P 500 ETF Trust	1,664,550
101,983	SPDR S&P Dividend ETF	8,036,260
8,961	Vanguard FTSE Pacific ETF	511,225
		38,285,303

	TOTAL EXCHANGE-TRADED FUNDS (Cost $52,173,457)	54,812,808

	SHORT-TERM INVESTMENTS - 35.4%
4,979,978	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01%**	4,979,978
16,137,279	Fidelity Institutional Money Market Treasury Only Fund, Class I, 0.01%** (b)	16,137,279
	TOTAL SHORT-TERM INVESTMENTS (Cost $21,117,257)	21,117,257

	TOTAL INVESTMENTS - 127.3% (Cost $73,290,714) (c)	$75,930,065
	LIABILITIES IN EXCESS OF OTHER ASSETS - (27.3)%	(16,291,487)
	TOTAL NET ASSETS - 100.0%	$59,638,578

*	Non-income producing security

**	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

(a)	Security, or a portion of the security, is out on loan at December 31, 2014. Total loaned securities had a value of $15,688,316 at December 31, 2014.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2014. Total collateral had a value of $16,137,279 at December 31, 2014.

(c)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $73,291,125 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,659,650
Unrealized Depreciation:	(20,710)
Net Unrealized Appreciation:	$2,638,940

See accompanying notes to financial statements.

3

Day Hagan Tactical Dividend Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2014

Shares		Value

	COMMON STOCK - 83.8%
	BEVERAGES - 7.3%
9,497	Coca-Cola Co./The	$400,963
7,155	Coca-Cola Enterprises, Inc.	316,394
5,051	PepsiCo, Inc.	477,622
		1,194,979
	COMPUTERS - 5.0%
2,590	International Business Machines Corp.	415,540
6,346	Jack Henry & Associates, Inc.	394,340
		809,880
	DIVERSIFIED FINANCIAL SERVICES - 2.3%
1,448	Visa, Inc. - Cl. A	379,666

	FOOD - 2.4%
9,846	Sysco Corp.	390,788

	HEALTHCARE-PRODUCTS - 4.9%
4,323	Bio-Techne Corp.	399,445
7,429	DENTSPLY International, Inc.	395,743
		795,188
	HEALTHCARE-SERVICES - 2.4%
5,877	Quest Diagnostics, Inc.	394,112

	OIL & GAS - 10.0%
2,941	Chevron Corp.	329,921
4,740	ConocoPhillips	327,344
5,358	Devon Energy Corp.	327,963
3,509	Exxon Mobil Corp.	324,407
4,018	Occidental Petroleum Corp.	323,891
		1,633,526
	PHARMACEUTICALS - 2.5%
5,525	Omnicare, Inc.	402,938

	RETAIL - 22.6%
7,757	Bob Evans Farms, Inc./DE	397,003
3,535	Cracker Barrel Old Country Store, Inc.	497,587
6,911	Darden Restaurants, Inc.	405,192
4,785	Lowe’s Companies, Inc.	329,208
4,305	McDonald’s Corp.	403,379
3,475	Ross Stores, Inc.	327,554
16,380	Stage Stores, Inc.	339,066
4,293	Target Corp.	325,882
4,822	TJX Companies, Inc./The	330,693
4,470	Yum! Brands, Inc.	325,640
		3,681,204

See accompanying notes to financial statements.

4

Day Hagan Tactical Dividend Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2014

Shares		Value
	SEMICONDUCTORS - 3.0%
6,523	QUALCOMM, Inc.	$484,854

	SOFTWARE - 2.5%
6,414	Fidelity National Information Services, Inc.	398,951

	TELECOMMUNICATIONS - 8.9%
22,088	ADTRAN, Inc.	481,518
6,758	Harris Corp.	485,360
9,014	Plantronics, Inc.	477,922
		1,444,800
	TRANSPORTATION - 10.0%
5,474	CH Robinson Worldwide, Inc.	409,948
10,940	Expeditors International of Washington, Inc.	488,033
6,568	Forward Air Corp.	330,830
3,621	United Parcel Service, Inc. - Cl. B	402,547
		1,631,358

	TOTAL COMMON STOCK ( Cost - $12,676,545)	13,642,244

	SHORT-TERM INVESTMENTS - 18.8%
3,057,738	Fidelity Institutional Money Market Treasury Portfolio, Class I, 0.01%*	3,057,738
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,057,738)	3,057,738

	TOTAL INVESTMENTS - 102.6% (Cost $15,734,283) (a)	$16,699,982
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)%	(418,661)
	TOTAL NET ASSETS - 100.0%	$16,281,321

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2014.

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $15,734,283 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,099,700
Unrealized Depreciation:	(134,001)
Net Unrealized Appreciation:	$965,699

See accompanying notes to financial statements.

5

Day Hagan Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2014

	Tactical
	Allocation	Tactical
	Fund of ETF’s	Dividend Fund
ASSETS
Investment securities:
At cost	$73,290,714	$15,734,283
At value	$75,930,065	$16,699,982
Receivable for Fund shares sold	18,591	85,600
Dividends and interest receivable	9,193	5,925
Prepaid expenses and other assets	34,579	7,846
TOTAL ASSETS	75,992,428	16,799,353

LIABILITIES
Payable for Securities Purchased	—	488,349
Payable upon return of securities loaned	16,137,279	—
Distribution (12b-1) fees payable	112,605	3,205
Investment management fees payable	47,295	5,591
Fees payable to other affiliates	5,301	1,821
Payable for Fund shares repurchased	10,302	—
Accrued expenses and other liabilities	41,068	19,066
TOTAL LIABILITIES	16,353,850	518,032
NET ASSETS	$59,638,578	$16,281,321

Composition of Net Assets:
Paid in capital	$57,732,566	$15,460,270
Accumulated net investment income (loss)	249,849	(3,577)
Accumulated net realized loss from investment transactions	(983,188)	(141,071)
Net unrealized appreciation on investments	2,639,351	965,699
NET ASSETS	$59,638,578	$16,281,321

See accompanying notes to financial statements.

6

Day Hagan Funds

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited) (Continued)

December 31, 2014

	Tactical
	Allocation	Tactical
	Fund of ETF’s	Dividend Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$49,437,565	$4,967,936
Shares of beneficial interest outstanding (a)	4,318,082	467,410
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$11.45	$10.63
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$12.15	$11.28

Class C Shares:
Net Assets	$10,035,002	$1,980,168
Shares of beneficial interest outstanding (a)	910,322	186,887
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.02	$10.60

Class I Shares:
Net Assets	$166,011	$9,333,217
Shares of beneficial interest outstanding (a)	14,527	877,303
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$11.43	$10.64

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investment in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividens and/or distributions).

See accompanying notes to financial statements.

7

Day Hagan Funds

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended December 31, 2014

	Tactical
	Allocation	Tactical
	Fund of ETF’s	Dividend Fund (a)
INVESTMENT INCOME
Dividends (net of withholding taxes of $0, $161 respectively)	$823,388	$93,994
Interest	437	89
Securities lending income - net	3,178	—
TOTAL INVESTMENT INCOME	827,003	94,083

EXPENSES
Investment management fees	307,414	52,780
Distribution (12b-1) fees:
Class A	64,466	4,264
Class C	48,993	4,875
Administration fees and expenses	38,303	19,602
Mfund service fees	31,602	7,771
Registration fees	9,667	5,460
Professional fees	18,996	11,470
Compliance officer fees	7,130	5,984
Custodian fees	4,017	3,491
Printing and postage expenses	7,261	3,491
Trustees fees and expenses	4,981	1,745
Insurance expense	683	910
Networking fees	11,078	2,493
Other expenses	9,799	748
TOTAL EXPENSES	564,390	125,084

Less: Fees waived by the Manager	(36,345)	(44,445)
NET EXPENSES	528,045	80,639

NET INVESTMENT INCOME	298,958	13,444

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(904,499)	(115,280)
Net change in unrealized appreciation on investments	1,055,025	965,699

NET REALIZED GAIN FROM INVESTMENTS	150,526	850,419

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$449,484	$863,863

(a)	The Day Hagan Tactical Dividend Fund commenced operations on July 1, 2014.

See accompanying notes to financial statements.

8

Day Hagan Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Tactical
	Allocation		Tactical
	Fund of ETF’s		Dividend Fund (a)
	For the		For the
	Six Months Ended	For the	Six Months Ended
	December 31, 2014	Year Ended	December 31, 2014
	(Unaudited)	June 30, 2014	(Unaudited)
FROM OPERATIONS
Net investment income (loss)	$298,958	$(43,856)	$13,444
Net realized gain (loss) from investments	(904,499)	2,824,038	(115,280)
Net change in unrealized appreciation on investments	1,055,025	1,513,143	965,699
Net increase in net assets resulting from operations	449,484	4,293,325	863,863

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(48,508)	(131,954)	(3,620)
Class C	—	(8,379)	—
Class I	(601)	—	(13,401)
From net realized gains:
Class A	(2,233,850)	(610,509)	(8,269)
Class C	(476,984)	(56,184)	(3,436)
Class I	(7,450)	—	(14,086)
Total distributions to shareholders	(2,767,393)	(807,026)	(42,812)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,039,849	42,805,021	4,722,626
Class C	1,563,616	9,414,549	1,889,672
Class I	165,312	—	9,442,352
Net asset value of shares issued in reinvestment of distributions:
Class A	2,214,371	721,305	10,450
Class C	472,162	62,993	3,436
Class I	8,050	—	638
Payments for shares redeemed:
Class A	(7,307,188)	(9,758,408)	(34,289)
Class C	(876,419)	(596,960)	—
Class I	(12)	—	(574,615)
Net increase (decrease) in net assets from shares of beneficial interest	(720,259)	42,648,500	15,460,270

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,038,168)	46,134,799	16,281,321

NET ASSETS
Beginning of Year	62,676,746	16,541,947	—
End of Year*	$59,638,578	$62,676,746	$16,281,321
*Includes accumulated net investment gain (loss) of:	$249,849	$—	$(3,577)

SHARE ACTIVITY
Class A:
Shares Sold	255,282	3,742,238	469,777
Shares Reinvested	192,721	62,397	980
Shares Redeemed	(616,311)	(839,723)	(3,347)
Net increase (decrease) in shares of beneficial interest outstanding	(168,308)	2,964,912	467,410

Class C:
Shares Sold	136,647	838,658	186,564
Shares Reinvested	42,652	5,614	323
Shares Redeemed	(77,144)	(53,002)	—
Net increase (decrease) in shares of beneficial interest outstanding	102,155	791,270	186,887

Class I:
Shares Sold	13,826	838,658	934,224
Shares Reinvested	702	5,614	60
Shares Redeemed	(1)	(53,002)	(56,981)
Net increase (decrease) in shares of beneficial interest outstanding	14,527	791,270	877,303

(a)	The Day Hagan Tactical Dividend Fund commenced operations on July 1, 2014.

See accompanying notes to financial statements.

9

Day Hagan Tactical Allocation Fund of ETF’s

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended		Year	Year		Year		Year	Period
	December 31, 2014		Ended	Ended		Ended		Ended	Ended
	(Unaudited)		June 30, 2014	June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010	(1)
Net asset value, beginning of period	$11.90		$10.76	$9.94		$11.23		$9.89	$10.00

Activity from investment operations:
Net investment income (loss)	0.06	(8)	— (8)	(0.02	) (8)	(0.01	) (8)	0.02	—	(2)
Net realized and unrealized gain (loss) from investments	0.04		1.31	0.86		(0.33)		1.46	(0.09)
Total from investment operations	0.10		1.31	0.84		(0.34)		1.48	(0.09)

Less distributions from:
Net investment income	(0.01)		(0.03)	—		(0.01)		— (2)	(0.03)
Net realized gains	(0.54)		(0.14)	(0.02)		(0.94)		(0.14)	—
Total distributions	(0.55)		(0.17)	(0.02)		(0.95)		(0.14)	(0.03)

Paid-in-Capital From Redemption Fees	—		—	—		—		— (2)	0.01

Net asset value, end of period	$11.45		$11.90	$10.76		$9.94		$11.23	$9.89

Total return (3)	0.83	% (6)	12.21%	8.44%		(2.62)%		15.00%	(0.80	)% (6)

Net assets, at end of period (000s)	$49,438		$53,377	$16,365		$16,461		$17,541	$12,735

Ratio of gross expenses to average net assets (4)(7)	1.72	% (5)	1.75%	1.97%		2.00%		2.03%	2.36	% (5)
Ratio of net expenses to average net assets (7)	1.60	% (5)	1.60%	1.60%		1.60%		1.60%	1.60	% (5)
Ratio of net investment income (loss) to average net assets (7)(9)	1.08	% (5)	(2.00%)	(0.20)%		(0.06)%		0.19%	(0.14	)% (5)

Portfolio Turnover Rate	39	% (6)	206%	533%		297%		232%	148	% (6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class A shares commenced operations on October 30, 2009.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Per share amounts calculated using the average shares method.

(9)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

10

Day Hagan Tactical Allocation Fund of ETF’s

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended		Year		Year		Year		Year	Period
	December 31, 2014		Ended		Ended		Ended		Ended	Ended
	(Unaudited)		June 30, 2014		June 30, 2013		June 30, 2012		June 30, 2011	June 30, 2010	(1)
Net asset value, beginning of period	$11.51		$10.47		$9.75		$11.11		$9.85	$10.00

Activity from investment operations:
Net investment income (loss)	0.02	(8)	(0.08	) (8)	(0.10	) (8)	(0.08	) (8)	(0.05)	(0.01)
Net realized and unrealized gain (loss) from investments	0.03		1.28		0.84		(0.34)		1.45	(0.12)
Total from investment operations	0.05		1.20		0.74		(0.42)		1.40	(0.13)

Less distributions from:
Net investment income	—	(2)	(0.02)		—		—		— (2)	(0.02)
Net realized gains	(0.54)		(0.14)		(0.02)		(0.94)		(0.14)	—
Total distributions	(0.54)		(0.16)		(0.02)		(0.94)		(0.14)	(0.02)

Net asset value, end of period	$11.02		$11.51		$10.47		$9.75		$11.11	$9.85

Total return (3)	0.40	% (6)	11.50%		7.58%		(3.46)%		14.20%	(1.33	)% (6)

Net assets, at end of period (000s)	$10,035		$9,300		$177		$174		$222	$157

Ratio of gross expenses to average net assets (4)(7)	2.47	% (5)	2.50%		2.72%		2.75%		2.78%	3.11	% (5)
Ratio of net expenses to average net assets (7)	2.35	% (5)	2.35%		2.35%		2.35%		2.35%	2.35	% (5)
Ratio of net investment loss to average net assets (7)(9)	0.43	% (5)	(0.70)%		(0.95)%		(0.82)%		(0.50)%	(0.89	)% (5)

Portfolio Turnover Rate	39	% (6)	206%		533%		297%		232%	148	% (6)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class C shares commenced operations on October 30, 2009.

(2)	Amount represents less than $0.01 per share.

(3)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(5)	Annualized for periods less than one full year.

(6)	Not annualized.

(7)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(8)	Per share amounts calculated using the average shares method.

(9)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

11

Day Hagan Tactical Allocation Fund of ETF’s

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended
	December 31, 2014
	(Unaudited)	(1)
Net asset value, beginning of period	$11.90

Activity from investment operations:
Net investment income	0.11	(7)
Net realized and unrealized loss from investments	(0.03)
Total from investment operations	0.08

Less distributions from:
Net investment income	(0.01)
Net realized gains	(0.54)
Total distributions	(0.55)

Net asset value, end of period	$11.43

Total return (2)	0.41	% (5)

Net assets, at end of period (000s)	$166

Ratio of gross expenses to average net assets (3)(6)	1.47	% (4)
Ratio of net expenses to average net assets (6)	1.35	% (4)
Ratio of net investment loss to average net assets (6)(8)	1.90	% (4)

Portfolio Turnover Rate	39	% (5)

(1)	The Day Hagan Tactical Allocation Fund of ETFs Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Per share amounts calculated using the average shares method.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

12

Day Hagan Tactical Dividend Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class A
	Six Months
	Ended
	December 31, 2014
	(Unaudited)	(1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income	0.01	(7)
Net realized and unrealized gain from investments	0.65
Total from investment operations	0.66

Less distributions from:
Net investment income	(0.01)
Net realized gains	(0.02)
Total distributions	(0.03)

Net asset value, end of period	$10.63

Total return (2)	6.57	% (5)

Net assets, at end of period (000s)	$4,968

Ratio of gross expenses to average net assets (3)(6)	2.48	% (4)
Ratio of net expenses to average net assets (6)	1.60	% (4)
Ratio of net investment gain to average net assets (6)(8)	0.19	% (4)

Portfolio Turnover Rate	45	% (5)

(1)	The Day Hagan Tactical Dividend Fund Class A shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Per share amounts calculated using the average shares method.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

13

Day Hagan Tactical Dividend Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class C
	Six Months
	Ended
	December 31, 2014
	(Unaudited)	(1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment loss	(0.03	) (7)
Net realized and unrealized gain from investments	0.65
Total from investment operations	0.62

Less distributions from:
Net investment income	—
Net realized gains	(0.02)
Total distributions	(0.02)

Net asset value, end of period	$10.60

Total return (2)	6.18	% (5)

Net assets, at end of period (000s)	$1,980

Ratio of gross expenses to average net assets (3)(6)	3.23	% (4)
Ratio of net expenses to average net assets (6)	2.35	% (4)
Ratio of net investment loss to average net assets (6)(8)	(0.58	)% (4)

Portfolio Turnover Rate	45	% (5)

(1)	The Day Hagan Tactical Dividend Fund Class C shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Per share amounts calculated using the average shares method.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

14

Day Hagan Tactical Dividend Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each of the Periods Presented

	Class I
	Six Months
	Ended
	December 31, 2014
	(Unaudited)	(1)
Net asset value, beginning of period	$10.00

Activity from investment operations:
Net investment income	0.02	(7)
Net realized and unrealized gain from investments	0.66
Total from investment operations	0.68

Less distributions from:
Net investment income	(0.02)
Net realized gains	(0.02)
Total distributions	(0.04)

Net asset value, end of period	$10.64

Total return (2)	6.76	% (5)

Net assets, at end of period (000s)	$9,333

Ratio of gross expenses to average net assets (3)(6)	2.23	% (4)
Ratio of net expenses to average net assets (6)	1.35	% (4)
Ratio of net investment gain to average net assets (6)(8)	0.42	% (4)

Portfolio Turnover Rate	45	% (5)

(1)	The Day Hagan Tactical Dividend Fund Class I shares commenced operations on July 1, 2014.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges or redemption fees. Had the Manager not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.

(4)	Annualized for periods less than one full year.

(5)	Not annualized.

(6)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(7)	Per share amounts calculated using the average shares method.

(8)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

15

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2014

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-nine series. These financial statements include the following series: Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund (each a “Fund” or collectively the “Funds”). The Day Hagan Tactical Allocation Fund of ETFs is registered as a diversified fund and the Day Hagan Tactical Dividend Fund is registered as a non-diversified fund. The Funds’ investment manager is Donald L. Hagan, LLC, also known as Day Hagan Asset Management (the “Manager” or “Day Hagan”).

Day Hagan Tactical Allocation Fund of ETFs Class A and Class C commenced operations on October 30, 2009. The Day Hagan Tactical Allocation Fund of ETFs Class I commenced operations on July 1, 2014. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

Day Hagan Tactical Dividend Fund commenced operations on July 1, 2014. The Fund’s investment objective is to achieve long-term capital appreciation, with current income as a secondary objective.

Each Fund offers three classes of shares, Class A, Class C and Class I. Each share class represents an interest in the same assets of the Fund, has the same rights, and is identical in all material respects except that they differ as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Fund and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)          Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange-traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange-traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange-traded funds purchased by the Funds will not change. Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on. When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

16

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Funds’ net assets as of December 31, 2014:

Day Hagan Tactical Allocation of ETFs
Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds(b)	$54,812,808	$—	$—	$54,812,808
Short-Term Investments	21,117,257	—	—	21,117,257
Total	$75,930,065	$—	$—	$75,930,065

Day Hagan Tactical Dividend Fund
Assets

Security Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks (b)	$13,642,244	$—	$—	$13,642,244
Short-Term Investments	3,057,738	—	—	3,057,738
Total	$16,699,982	$—	$—	$16,699,982

(a)	As of and during the six months ended December 31, 2014, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. There were no transfers into and out of any Level during the current period presented. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

(b)	All exchange-traded funds and common stocks held in the Funds are Level 1 securities. For a detailed break-out of exchange-traded funds (ETFs) and common stocks by major index classification, please refer to the Portfolio of Investments.

b)          Federal Income Tax – Each Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended December 31, 2014, Each Fund did not have a liability for any unrecognized tax expense. Each Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of December 31, 2014, each Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions taken or to be taken on Federal income tax returns for all open tax years (years ended June 30, 2011, June 30, 2012, June 30, 2013, and June 30, 2014) and has concluded that no provision for income tax is required in these

17

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

financial statements. The tax filings are open for examination by applicable taxing authorities. No examination of the Funds’ tax returns are presently in progress.

c)          Distribution to Shareholders – Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and are distributed on an annual basis.

d)          Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)          Other – Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)          Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)          Commitments and Contingencies – In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

h)          Redemption Fees and Sales Charges (loads) – A $15 fee may be charged for redemptions made by wire. A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Prior to November 1, 2013 Class C shares of the Day Hagan Tactical Allocation Fund of ETFs have been subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the six months ended December 31, 2014, there were no redemption fees paid to the Funds and there were no CDSC fees paid to the Manager.

i)          Security Loans – Day Hagan Tactical Allocation Fund of ETFs (the “Fund”) has entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of income earned on invested collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%. At December 31, 2014 the value of securities on loan was $15,688,316. The following table is a summary of the Day Hagan Tactical Allocation Fund of ETFs’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2014:

18

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

	Gross Amounts of Assets Presented
	In the Statement of Assets and Liabilities

	Gross Amounts	Financial
	of Recognized	Instruments	Cash Collateral	Net Amount of
Liabilities:	Liabilities	Pledged	Pledged	Assets
Day Hagan Tactical Allocation Fund of ETFs
Description:
Securities Loaned	$16,137,279	$—	$16,137,279	$—
Total	$16,137,279	$—	$16,137,279	$—

(2)	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Day Hagan Tactical Allocation Fund of ETFs

Purchases	Sales
$31,827,443	$21,363,042

Day Hagan Tactical Dividend Fund

Purchases	Sales
$16,538,903	$3,747,077

(3)	MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

Day Hagan acts as investment manager to the Funds pursuant to the terms of an investment advisory agreement between the trust and Day Hagan (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of each Fund in accordance with the Funds’ investment policies and restrictions. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, each Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Funds. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended December 31, 2014, management fees of $307,414 and $52,780 were incurred by the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively, before the waiver and reimbursement described below.

The Manager and the Trust, with respect to the Funds, have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution fees and extraordinary expenses) at 1.35% of each Fund’s average daily net assets through October 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by each Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to

19

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended December 31, 2014, the Manager waived management fees and reimbursed expenses of $36,345 and $44,445 for Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund. As of June 30, 2014, the Manager may recapture $67,401 no later than June 30, 2015, $61,590 no later than June 30, 2016 and $72,350 no later than June 30, 2017 for Day Hagan Tactical Allocation Fund of ETFs.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides sponsorship, management and supervisory services. For MFund’s services to the Funds, the Funds pay MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended December 31, 2014, $31,602 and $7,771 in fees were incurred under the Management Service Agreement for Day Hagan Tactical Allocation Fund of ETF s and Day Hagan Tactical Dividend Fund, respectively.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment manager to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

An Officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014, Trustees who are not “interested persons” as that term is defined in the 1940 Act, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended. Prior to April 1, 2014 Trustees received a quarterly retainer of $250. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust for which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in fund shares. The “interested persons” of the Trust receive no compensation from the Funds. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for each class of shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributors, LLC. (the “Distributor”) and the Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Manager for the sale of Class C shares.

For the six months ended December 31, 2014, the Distributor received $19,467 and $2,134 in underwriter commissions from the sale of shares of the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, respectively.

20

Day Hagan Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2014

(4)	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended June 30, 2014 and June 30, 2013 for the Day Hagan Tactical Allocation Fund of ETFs was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	June 30, 2014	June 30, 2013
Ordinary Income	$807,026	$1,064
Long-Term Capital Gain	—	27,823
	$807,026	$28,887

As of June 30, 2014, the components of accumulated earnings/(deficit) on a tax basis for the Day Hagan Tactical Allocation Fund of ETFs were as follows:

Undistributed	Undistributed	Post October and		Unrealized	Total
Ordinary	Long-Term	Late Year	Capital Loss	Appreciation/	Accumulated
Income	Gains	Losses	Carry Forwards	(Depreciation)	Earnings/(Deficits)
$2,206,867	$433,139	$—	$—	$1,583,915	$4,223,921

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gain is primarily attributable to the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and income distributions, and adjustments for grantor trusts and partnerships, resulted in reclassification for the year ended June 30, 2014 as follows:

Undistributed	Accumulated
Net Investment	Net Realized
Income (Loss)	Gains (Loss)
$184,189	$(184,189)

(5)	UNDERLYING FUND RISK

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Treasury Portfolio. The financial statements of the Fidelity Institutional Money Market Treasury Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of December 31, 2014 the percentage of net assets invested in the Fidelity Institutional Treasury Portfolio was 35.4% for Day Hagan Tactical Allocation Fund of ETFs.

(6)	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

21

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited)
December 31, 2014

As a shareholder of the Day Hagan Tactical Allocation Fund of ETFs and Day Hagan Tactical Dividend Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire year from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Day Hagan Tactical Allocation Fund of ETFs and the Day Hagan Tactical Dividend Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Day Hagan Tactical Allocation Fund of ETFs

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period***
Actual	7/1/14	12/13/14	7/1/14 – 12/13/14	7/1/14 – 12/13/14
Class A	$1,000.00	$1,008.30	$7.97	1.60%
Class C	1,000.00	1,004.00	11.68	2.35
Class I	1,000.00	1,004.10	11.68	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period***
(5% return before expenses)	7/1/14	12/13/14	7/1/14 – 12/13/14	7/1/14 – 12/13/14
Class A	$1,000.00	$1,016.86	$8.00	1.60%
Class C	1,000.00	1,013.14	11.73	2.35
Class I	1,000.00	1,018.10	11.76	1.35

22

Day Hagan Funds
EXPENSE EXAMPLES (Unaudited) (Continued)
December 31, 2014

Day Hagan Tactical Dividend Fund

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period**	During Period***
Actual	7/1/14	12/13/14	7/4/14 – 12/13/14	7/4/14 – 12/13/14
Class A	$1,000.00	$1,065.70	$8.19	1.60%
Class C	1,000.00	1,061.80	12.01	2.35
Class I	1,000.00	1,067.60	12.05	1.35

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period**	During Period***
(5% return before expenses)	7/1/14	12/13/14	7/1/14 – 12/13/14	7/1/14 – 12/13/14
Class A	$1,000.00	$1,016.86	$8.00	1.60%
Class C	1,000.00	1,013.14	11.73	2.35
Class I	1,000.00	1,018.10	11.76	1.35

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

**	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

***	Annualized.
23

Day Hagan Funds
Additional Information (Unaudited)
December 31, 2014

Consideration and Renewal of Management Agreement with Day Hagan Asset Management with respect to the Day Hagan Tactical Allocation Fund of ETFs

In connection with the regular meeting held on August 26, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Day Hagan Asset Management (“Day Hagan”), with respect to the Day Hagan Tactical Allocation Fund of ETFs (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding renewal of the Management Agreement, the Trustees reviewed materials prepared by Day Hagan (“Day Hagan 15c Response”) and noted that Day Hagan is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees reviewed the Day Hagan 15(c) Response and discussed the adviser’s overall operations. They also discussed Day Hagan’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Day Hagan. The Trustees discussed the adviser’s investment strategies and other services provided to the Fund including compliance, operational support, and administrative services. They noted favorably that the adviser reported no compliance, regulatory, or litigation issues since the last approval of the agreement. After discussion, the Trustees concluded that the adviser has provided advisory services in line with the Board’s expectations.

Performance. The Trustees reviewed the Fund’s performance relative to its peer group, the Morningstar Tactical Allocation category, and the adviser’s separately managed accounts. They noted that the Fund outperformed its peer group for the one year (12.21% versus 9.96%), three year (5.82% versus 3.56%), and since inception periods (6.66% versus 5.30%), performed in line with the Morningstar category average for each period (12.45%, 6.20%, and 7.35%, respectively), but underperformed the adviser’s separately managed account gross returns (14.18%, 7.09%, and 8.40%, respectively). The Trustees considered that the adviser attributed its underperformance relative to its separate accounts and Morningstar category to underweight the Fund’s positions in equities, and discussed the adviser’s [defensive] position. After further discussion the Trustees concluded that performance was acceptable.

Fees and Expenses. The Trustees noted the adviser charges an advisory fee of 1.00%, and after waiver a fee of 0.63%. They compared the fee to the average fee charged by funds in the peer group (0.84%) and Morningstar category (0.77%) and noted that although the advisory fee is higher than the average, the after waiver fee compared favorably to the benchmarks. They further noted that the advisory fee, both before and after waiver, were within the high low range of fees charged by the peer group funds (0.47% - 1.06%) and Morningstar category (0.00% - 1.50%). After further discussion, the Trustees concluded that the advisory fee was reasonable.

24

Day Hagan Funds
Additional Information (Unaudited) (Continued)
December 31, 2014

Profitability. The Trustees considered the adviser’s profitability in connection with its relationship with the Fund. They noted that the adviser reported a profit in connection with its services to the Fund, but that such profit in terms of percentage of revenue was reasonable, based on the Board’s understanding of industry norms. After discussion, the Trustees concluded that, based on the profitability analysis provided, it does not appear that excessive profitability from the adviser’s relationship with the Fund is an issue at this time.

Economies of Scale. The Trustees considered whether the adviser had achieved economies of scale with respect to the management of the Fund. They noted that the adviser had indicated its willingness to discuss the matter with the Board as the Fund grows and anticipates realizing economies of scale when Fund assets reach a level discussed in the 15(c) response. After discussion, it was the consensus of the Trustees that based on the current size of the Fund, although economies do not appear to have been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund size materially increases.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and Day Hagan and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

25

Day Hagan Funds
Additional Information (Unaudited)
December 31, 2014

Consideration and Renewal of Management Agreement with Day Hagan Asset Management with respect to the Day Hagan Tactical Dividend Fund

In connection with the special meeting held on April 1, 2014, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” (the “Independent Trustees”), discussed the renewal of a management agreement between the Trust and Day Hagan Asset Management (“Day Hagan”), with respect to the Day Hagan Tactical Dividend Fund (the “Fund”) (the “Management Agreement”).

In connection with their deliberations regarding approval of the Management Agreement, the Trustees reviewed materials prepared by Day Hagan (“Day Hagan 15c Response”) and noted that Day Hagan is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality of Services. The Trustees noted that Day Hagan is a registered investment advisor with approximately $188 million in assets under management as of December 31, 2013. They noted their familiarity with Day Hagan as advisor to another series of the Trust, and agreed that the advisor has provided consistent, reliable service to shareholders. The Trustees discussed the allocation of responsibilities between Day Hagan and Gries, the sub-advisor, noting that Day Hagan will provide review and oversight of the sub-advisor’s investment program, and assist with research, compliance, marketing and implementation services to the Fund. They noted that a representative of the sub-advisor noted Day Hagan’s significant experience with the Trust, requirements of the series trust structure, and distribution and marketing of mutual funds played a significant role in its determination to partner with Day Hagan. The Trustees considered the significant time and experience Day Hagan will dedicate to the supervision and monitoring of the sub-advisor for 1940 Act compliance noting that the advisor will leverage its experience for the benefit of the Fund and its future shareholders. The Board noted it is aware of the results of the last SEC exam of the advisor, and has been informed of its written response and remedial measures taken in response to the exam. The Trust’s CCO noted positively that in response to compliance reviews, the advisor has developed a more robust compliance checklist and is not relying solely on third-party service providers to meet its compliance obligations, and has engaged experienced 1940 Act counsel to assist the firm in overseeing advisor compliance. After further discussion, the Trustees concluded that the Board has confidence that the portfolio will be managed in compliance with the requirements of the 1940 Act.

Performance. With respect to performance, the Trustees noted that the sub-advisor will be primarily responsible for the day-to-day management of the Fund’s portfolio. They further noted that Day Hagan does not manage money in this style and, therefore, is leveraging the experience of the sub-advisor. The Trustees reviewed the performance of the Day Hagan Tactical Allocation Fund of ETFs, an existing series of the Trust, and noted the advisor has demonstrated, through the fund’s outperformance, that it has been successful in the portfolio management

26

Day Hagan Funds
Additional Information (Unaudited)(Continued)
December 31, 2014

arena. They again noted the sub-advisor will be primarily responsible for portfolio selection, but agreed that Day Hagan’s prior track record of managing a mutual fund gives the Board confidence that the advisor will provide value to shareholders as advisor to Day Hagan Tactical.

Fees and Expenses. The Trustees noted the advisor proposed to charge an advisory fee of 1.00%. They compared the proposed advisory fee to the Fund’s peer group with an average advisory fee of 0.78%, and the Morningstar Large Blend Category average of 0.61%. They noted that although the proposed fee was higher than the benchmark averages, it was within the range of fees presented for both the peer group (0.56% - 1.00%) and Morningstar Category (0.02% - 1.95%). The Trustees considered that the Fund’s expenses will be capped at 1.60% making the Fund’s overall expense ratio less than both the peer group average of 2.09% and Morningstar category average of 1.71%. They noted that although the proposed fee is equal to the two highest fees in the peer group, based on the quality of services to be provided by the advisor and sub-advisor, the fairly unique nature of the strategy focused on dividend type stocks, and the combined skills of the advisor and sub-advisor, the Board agreed that the fee is reasonable in light of the services expected to be received.

Profit. The Trustees reviewed a profitability analysis provided by the advisor and noted Day Hagan anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Advisory Agreement. After discussion, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. They noted that the advisor has indicated its willingness to discuss the matter with the Board as the Fund grows, and anticipates realizing some modest economies as the Fund’s assets grow. The Trustees noted the advisor’s willingness to consider breakpoints as the Fund grows, that economies were not anticipated to be reached during the initial period of the Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that (i) continuation of the Management Agreement between the Trust and Day Hagan and (ii) the approval of a new Management Agreement with substantially identical terms as the existing Management Agreement is in the best interests of the Fund and its shareholders.

27

Day Hagan Funds
Additional Information (Unaudited)(Continued)
December 31, 2014

Consideration and Approval of Sub-Advisory Agreement Between Day Hagan Asset Management and Gries Financial, LLC with respect to the Day Hagan Tactical Dividend Fund

In connection with the special meeting held on April 1, 2014 the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940 (the “Independent Trustees”), discussed the approval of a sub-advisory agreement between Day Hagan Asset Management (“Day Hagan”) and Gries Financial, LLC (“Gries”) with respect to the Day Hagan Tactical Dividend Fund (the “Fund”) (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Sub-Advisory Agreement, the Trustees reviewed materials prepared by Gries (“Gries15c Response”) and noted that Gries is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.

Nature, Extent and Quality. The Trustees noted Gries is an SEC registered investment advisor, and will utilize its Logix strategy and accompanying proprietary screening method to select equity securities for the Fund’s portfolio. The Trustees considered their discussion with a representative of the sub-advisor and noted the Logix strategy has been in place since 2002 with strong returns, outperforming its benchmarks during most periods, since inception. The Trustees reviewed the background information provided for the portfolio managers and considered that one of the portfolio managers has been dedicated to the Logix strategy since its inception in 2002. The Trustees reviewed the information provided by the sub-advisor and agreed that Gries appears to have a sophisticated and robust portfolio management approach. The Trustees noted positively that the sub-advisor has not reported any litigation or regulatory issues during the last twelve months. They further noted that Gries, through its Logix division, is dedicated to the strategy and is singularly focused on implementing this dividend based strategy. After further discussion, the Trustees agreed that, subject to the supervision of the advisor, the Logix strategy and the sub-advisor portfolio management team have the potential to benefit the future shareholders of Day Hagan Tactical.

Performance. The Trustees noted the Fund had not yet commenced operations, so they reviewed the performance of an SMA composite managed with the Logix strategy. They noted the SMA composite outperformed its benchmark, the Russell 1000 Value, over the 1-, 5-. And 10-year, and since inception periods with returns of 35.74% versus 32.53%, 18.38% versus 16.67%, 8.90% versus 7.58%, and 10.16% versus 6.91%, respectively. The Trustees considered that the Fund would be managed using a similar strategy and that both the recent and long-term performance of the SMA composite indicates that the sub-advisor has the ability to provide reasonable investment returns to shareholders.

Fees and Expenses. The Trustees noted the sub-advisor will receive 40% of net advisory fee in connection with its services to the Fund. They noted this fee structure represents the shared

28

Day Hagan Funds
Additional Information (Unaudited)(Continued)
December 31, 2014

risk and reward between the advisor and sub-advisor. They further noted that the sub-advisor will be primarily responsible for the management of the Fund, and that the Advisor’s contribution will be significant, including building on its existing relationship with the Trust, its knowledge of the requirements of the 1940 Act and the shared risk in connection with start-up costs and other risks related to Fund launch. The Trustees considered the sub-advisor’s significant experience and success with managing to the Logix strategy. After further discussion, the Trustees concluded that the sub-advisory fee, and overall fee structure, was reasonable.

Profit. The Trustees reviewed a profitability analysis provided by the sub-advisor and noted Gries anticipates realizing a net loss in connection with its relationship with the Fund during the initial 12-months of the Sub-Advisory Agreement. After discussion, the Trustees agreed that excessive profitability was not a concern.

Economies of Scale. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an advisor level issue and should be considered with respect to the overall Advisory Agreement, taking into consideration the impact of the sub-advisory expense. They considered that the sub-advisor receives a portion of the advisory fee, and that the advisor has indicated its willingness to discuss the matter with the Board as the Fund grows. The Trustees noted, therefore, that any economies realized or negotiated at the advisory fee level would be passed on to the sub-advisory fee. The Trustees further noted that economies were not anticipated to be reached during the initial period of the Advisory or Sub-Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

After considering the factors discussed above, the Trustees, including the Independent Trustees, unanimously determined that the approval of the Sub-Advisory Agreement between Day Hagan and Gries is in the best interests of the Fund and its future shareholders.

29

Day Hagan Funds
Additional Information (Unaudited)(Continued)
December 31, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of each Fund and the calculation of the net asset value of shares of each Fund.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. Each Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how each Funds voted proxies relating to portfolio securities during the the period ended December 31, 2014 as well as a description of the policies and procedures that each Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-329-4246; and on the Commission’s website at http://www.sec.gov.

30

PRIVACY NOTICE

Mutual Fund Series Trust

Rev. June 2011

FACTS	WHAT DOES MUTUAL FUND SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Mutual Fund Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Mutual Fund Series Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-866-447-4228
31

PRIVACY NOTICE

Mutual Fund Series Trust

What we do:
How does Mutual Fund Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Mutual Fund Series Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust has no affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Mutual Fund Series Trust does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Mutual Fund Series Trust does not jointly market.
32

Mutual Fund Series Trust
17605 Wright Street
Omaha, NE 68130

MANAGER
Donald L. Hagan, LLC
also known as
Day Hagan Asset Management
1000 South Tamiami Trail
Sarasota, FL 34236

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr. Suite 110
Hauppauge, NY 11788

TRANSFER AGENT
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BBD, LLP
1835 Market Street
26th Floor
Philadelphia, PA 19103

LEGAL COUNSEL
Thompson Hine LLP
41 South High Street
Suite 1700
Columbus, OH 43215

CUSTODIAN BANK
Huntington National Bank
7 Easton Oval
Columbus, OH 43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 9. Submission of Matters to a Vote of Security Holder. None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi
President
Date: March 6, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff
Treasurer
Date: March 6, 2015